UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           09/30/09

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-07054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-477-4412


Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
11/16/2009


Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 67

Form 13F Information Table Value Total (x$1000):   $97,199

List of Other Included Managers:    		      None

                                               Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE
							  09/30/2009


		               TITLE		 VALUE     SHARES/   SH/  PUT/  INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER		     OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN  CALL  DSCRETN MGERS    SOLE   SHARED  NONE
---------------------------  -------- --------- ---------- --------  ---  ----  ------- ------  ------  ------  ----
--------------------------------------------------------------------------------------------------------------------
agnico-eagle mines ltd		COM	008474108   2406     35455    SH	Sole		  35455
aurora oil & gas corp		COM	052036100     34   2747740    SH	Sole		2747740
barrick gold corp		COM	067901108   1920     50655    SH	Sole		  50655
big lots inc			COM	089302103   1130     45150    SH	Sole		  45150
brigham exploration co		COM	109178103   5760    634310    SH	Sole		 634310
calfrac well services ltd	COM	129584108   2467    138870    SH	Sole		 138870
carrizo oil & co inc		COM	144577103    785     32040    SH	Sole		  32040
ce franklin ltd			COM	125151100   3120    452124    SH	Sole		 452124
complete production services	COM	20453E109   4639    410548    SH	Sole		 410548
comstock res inc		COM	205768203    963     24020    SH	Sole		  24020
continental resources inc	COM	212015101   1255     32038    SH	Sole		  32038
energy fuels inc		COM	292671104    323    987140    SH	Sole		 987140
ethan allen interiors inc	COM	297602104   2518    152610    SH	Sole		 152610
evergreen energy inc		COM	30024B104    390    610123    SH	Sole		 610123
exco resources inc		COM	269279402   3242    173460    SH	Sole		 173460
forest oil corp			COM	346091705    363     18570    SH	Sole		  18570
goldcorp inc			COM	380956409   2205     54610    SH	Sole		  54610
goodrich pete corp		COM	382410405    446     17280    SH	Sole		  17280
green mtn coffee roasters inc	COM	393122106    490      6630    SH	Sole		   6630
gse systems inc			COM	36227K106    796    127870    SH	Sole		 127870
gse systems inc wts - rstd	COM	36227K106     17     76527    SH	Sole		  76527
heidrick & struggles intl	COM	422819102   2051     88170    SH	Sole		  88170
hercules offshore inc		COM	427093109   2185    445015    SH	Sole		 445015
kinross gold corp		COM	496902404   2435    112235    SH	Sole		 112235
korn ferry intl			COM	500643200   1131     77550    SH	Sole		  77550
lexington res - rstd		COM	529561102      0    175000    SH	Sole		 175000
mks instruments inc		COM	55306N104   1488     77130    SH	Sole		  77130
newmont mining corp		COM	651639106   1793     40725    SH	Sole		  40725
omnivision technologies		COM	682128103   2555    156970    SH	Sole		 156970
paladin res nl			COM	Q7264T104    314     78990    SH	Sole		  78990
patterson uti energy inc	COM	703481101    294     19470    SH	Sole		  19470
petrohawk energy corp		COM	716495106   1869     77210    SH	Sole		  77210
pioneer drilling co		COM	723655106   2861    389794    SH	Sole		 389794
pioneer nat res co		COM	723787107   1552     42780    SH	Sole		  42780
precision drilling corp		COM	740215108   3580    539938    SH	Sole		 539938
rf micro devices inc		COM	749941100   1612    296880    SH	Sole		 296880
rogers corp			COM	775133101    821     27380    SH	Sole		  27380
shoe carnival inc		COM	824889109    715     46360    SH	Sole		  46360
skechers usa inc-cl a		COM	830566105    902     52650    SH	Sole		  52650
smith intl inc			COM	832110100    569     19820    SH	Sole		  19820
smith micro software inc	COM	832154108   1308    105800    SH	Sole		 105800
spherion corp			COM	848420105    751    120900    SH	Sole		 120900
st mary ld & expl co		COM	792228108   1598     49220    SH	Sole		  49220
standard microsystems corp	COM	853626109   1067     45980    SH	Sole		  45980
stec inc			COM	784774101   1888     64240    SH	Sole		  64240
superior well svcs inc		COM	86837X105   2812    290462    SH	Sole		 290462
support.com inc			COM	86858W101   1504    626731    SH	Sole		 626731
swift energy co			COM	870738101   1468     62010    SH	Sole		  62010
tesco corp			COM	88157K101    224     28120    SH	Sole		  28120
treasur island rty tr unit	COM	894626209    467   1263230    SH	Sole		1263230
trican well svc ltd		COM	895945103   1631    125490    SH	Sole		 125490
trinidad drilling ltd		COM	896356102   1255    198890    SH	Sole		 198890
triquint semiconductor inc	COM	89674K103   2512    325390    SH	Sole		 325390
trueblue inc			COM	89785X101   2630    186941    SH	Sole		 186941
twin disc inc			COM	901476101   1411    113179    SH	Sole		 113179
uex corp			COM	902666106    499    456220    SH	Sole		 456220
union drilling inc		COM	90653P105   2828    370156    SH	Sole		 370156
ur energy inc			COM	91688R108    606    705100    SH	Sole		 705100
uranium energy corp com		COM	916896103   1454    492940    SH	Sole		 492940
uranium energy corp wts 6/25/1	COM	916896103      0    206313    SH	Sole		 206313
w & t offshore inc		COM	92922P106    387     33060    SH	Sole		  33060
weatherford international ltd	COM	H27013103    431     20800    SH	Sole		  20800
whiting petroleum corp		COM	966387102    746     12960    SH	Sole		  12960
whole foods mkt inc		COM	966837106    575     18860    SH	Sole		  18860
wts evergreen energy inc	COM	30024B104      0   5266399    SH	Sole		5266399
xtreme coil drilling corp	COM	98417D102    417     79630    SH	Sole		  79630
xyratex ltd			COM	G98268108   2734    287437    SH	Sole		 287437
REPORT SUMMARY 		67	DATA RECORDS	   97199    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
